Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of calculation of basic and diluted net income (loss) per common share
	Six Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$3,067	$213,024	$25,667	$689,904
Unrealized gain (loss) on marketable securities held in Trust Account	1,099	(190,443)	—	(3,925)
Less: interest available to be withdrawn for payment of taxes	(4,166)	(14,022)	(25,667)	(150,238)
Less: interest available to be withdrawn for working capital	—	(8,599)	—	(535,741)
Net (loss) income attributable	$—	$(8,559)	$—	$(535,741)
Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	12,066,613	12,358,836	12,099,969	12,356,037
Basic and diluted net income per share	$0.00	$0.00	$0.00	$(0.04)

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net income (loss)	$(430,800)	$(98,966)	$(1,316,806)	$277,364
Net (loss) income allocable to Common stock subject to possible redemption		(8,599)		(535,741)
Non-Redeemable Net Loss	$(430,800)	$(107,525)	$(1,316,806)	$(258,377)
Denominator: Weighted-Average Non-Redeemable Common Stock
Basic and diluted weighted-average shares outstanding, Non-redeemable common stock	4,305,327	4,013,104	4,271,971	4,015,904
Basic and diluted net loss per share, Non-redeemable common stock	$(0.10)	$(0.03)	$(0.31)	$(0.06)

	Year Ended December 31, 2020	For the Period from June 20, 2019 (Inception) Through December 31, 2019
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$734,755	$285,524
Unrealized gain (loss) on marketable securities held in Trust Account	1,919	219
Less: interest available to be withdrawn for payment of taxes	(179,355)	(110,258)
Net income attributable	$557,319	$175,485
Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	12,345,490	12,128,362
Basic and diluted net income per share	$0.05	$0.01

Non-Redeemable Common Stock
Numerator: Net (Loss) Income minus Net Earnings
Net (loss) income	$(1,874,080)	$1,306,153
Net income allocable to Common stock subject to possible redemption	(557,319)	(175,485)
Non-Redeemable Net (Loss) Income	$(2,431,399)	$1,130,668)
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	4,026,450	3,394,029
Basic and diluted net (loss) income per share, Non-redeemable common stock	$(0.60)	$0.33

Leafly Holdings, Inc.[Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of cash, cash equivalents, and restricted cash
	2020	2019
Cash and cash equivalents	$4,818	$5,739
Restricted cash	116	116
	$4,934	$5,855